Note 17 - Deferred Income Tax and Social Contribution - Net Change in Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance	R$ 1,517.4	R$ 579.0
Recognition of actuarial gains/(losses)	(116.6)	56.2
Investment hedge in foreign operations		(1.0)
Investment hedge - put option of a subsidiary interest	(99.7)	191.5
Cash flow hedge - gains/(losses)	(239.9)	96.8
Gains/(losses) on translation of other foreign operations	398.0	1,529.5
Recognized in other comprehensive income	(58.2)	1,873.0
Recognized in the income statement	632.0	(713.6)	R$ 363.4
Changes directly in the balance sheet	(577.5)	(221.0)
Recognized in deferred tax	(256.1)	(174.3)
Effect of application of IAS 29 (hyperinflation)	(256.1)	(174.3)
Recognized in other balance sheet group	(321.4)	(46.7)
Final balance	R$ 1,513.7	R$ 1,517.4	R$ 579.0